Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIAX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIBX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTICX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIRX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTISX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTITX
HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | HARTFORD CORPORATE OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIYX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDAX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDBX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDCX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDIX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDRX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDSX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDTX
HARTFORD SHORT DURATION FUND (Prospectus Summary) | HARTFORD SHORT DURATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDYX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX